Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details)	Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 150,531
2021	75,849
2022	77,660
2023	79,795
2024	83,005
Thereafter	62,425
Total	$ 529,265